Net Loss Per Share (Details) - Schedule of Computation of Basic Losses Per Share - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Numerator:
Net loss	$ (95,183)	$ (72,953)
Basic net loss attributable to Ordinary shareholders	(95,183)	(72,953)
Basic net loss attributable to Restricted sponsor shares
Denominator:
Weighted average number of Ordinary Shares used in computing basic loss per share (in Shares)	197,840,662	187,239,136
Basic net loss per share of Ordinary shareholders (in Dollars per share)	$ (0.48)	$ (0.37)
Weighted average number of Ordinary Shares used in computing diluted net loss per share (in Shares)	197,840,662	187,239,136
Diluted loss per share of Ordinary shareholders (in Dollars per share)	$ (0.48)	$ (0.37)